CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Progressive Produce [Member]	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests	Disposal Group, Progressive	Common Stock
Equity at beginning of period at Dec. 31, 2023	$ 1,386,664		$ 949	$ 796,800	$ 562,562	$ (110,791)	$ 1,249,520	$ 137,144
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	64,810				70,143		70,143	(5,333)	$ 536
Value of cash dividend paid					7,722
Dividends declared	(14,617)						(7,722)	(6,895)	(278)
Stock-based compensation	1,832			1,832			1,832
Other noncontrolling interest activity, net	347	$ (13,817)		0			0	347		$ (13,817)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive income (loss), net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Equity at end of period at Mar. 31, 2024	1,412,157		949	799,515	624,983	(122,124)	1,303,323	108,834
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2023									34,185
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	64,810				70,143		70,143	(5,333)	536
Dividends declared	(14,617)						(7,722)	(6,895)	(278)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive income (loss), net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Redeemable noncontrolling interest at end of period at Mar. 31, 2024									33,766
Equity at beginning of period at Dec. 31, 2024	1,399,364		950	801,099	657,430	(166,180)	1,293,299	106,065
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	40,369				38,912		38,912	1,457	3,525
Value of cash dividend paid					7,735
Dividends declared	(9,664)						(7,735)	(1,929)	(261)
Stock-based compensation	1,447			1,446			1,447				$ 1
Other noncontrolling interest activity, net	(6,948)			(5,623)			(5,623)	(1,325)	(5,641)
Other redeemable noncontrolling interest activity, net	(2)			(2)			(2)		2
Other comprehensive income (loss), net of income tax	20,572					17,516	17,516	3,056	(65)
Equity at end of period at Mar. 31, 2025	1,445,138		$ 951	796,920	688,607	(148,664)	1,337,814	107,324
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2024									35,554
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	40,369				$ 38,912		38,912	1,457	3,525
Dividends declared	(9,664)						(7,735)	(1,929)	(261)
Other redeemable noncontrolling interest activity, net	(2)			$ (2)			(2)		2
Other comprehensive income (loss), net of income tax	$ 20,572					$ 17,516	$ 17,516	$ 3,056	(65)
Redeemable noncontrolling interest at end of period at Mar. 31, 2025									$ 33,114